FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Exchange rate risk management (Details) R$ in Thousands, $ in Thousands	1 Months Ended	6 Months Ended
	Nov. 30, 2021 USD ($)	Jun. 30, 2022	Jun. 30, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Jul. 27, 2022 USD ($)
Cerrado Project
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Value at risk time horizon	36 months
Maximum investment | $	$ 1,000,000				$ 1,500,000
Exchange rate risk | Selling transactions in the futures markets
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Value at risk time horizon		24 months
Exchange rate risk | USD
Assets and liabilities exposed to foreign currency
Financial assets			R$ 25,122,731	R$ 23,556,423
Financial liabilities			(64,528,375)	(69,998,528)
Net liability exposure			(39,405,644)	(46,442,105)
Exchange rate risk | USD | Trade accounts payable
Assets and liabilities exposed to foreign currency
Financial liabilities			(2,028,936)	(2,030,806)
Exchange rate risk | USD | Loans and financing
Assets and liabilities exposed to foreign currency
Financial liabilities			(60,176,982)	(61,216,140)
Exchange rate risk | USD | Liabilities for asset acquisition and subsidiaries
Assets and liabilities exposed to foreign currency
Financial liabilities			(186,058)	(2,053,259)
Exchange rate risk | USD | Derivative financial instruments
Assets and liabilities exposed to foreign currency
Financial liabilities			(2,136,399)	(4,698,323)
Exchange rate risk | USD | Cash and cash equivalents
Assets and liabilities exposed to foreign currency
Financial assets			11,248,274	8,039,218
Exchange rate risk | USD | Marketable securities
Assets and liabilities exposed to foreign currency
Financial assets			4,826,627	4,510,652
Exchange rate risk | USD | Trade accounts receivable
Assets and liabilities exposed to foreign currency
Financial assets			4,845,044	7,612,768
Exchange rate risk | USD | Derivative financial instruments
Assets and liabilities exposed to foreign currency
Financial assets			R$ 4,202,786	R$ 3,393,785